Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥) Units	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)
Convenience translation rate per US$1.00	7.0999					7.0999
Impairment of long-lived assets	¥ 0		¥ 0		¥ 1,627
Advertising expenditures	2,918	$ 411	2,945		2,114
Multi-employer defined contribution plan expenses	13,298	1,873	12,361		10,262
Shipping and handling costs	42,115	5,932	15,098		20,777
Inventory write down	460	65	956		2,640
Gain (loss) on disposal of property plant equipment	(138)	$ (19)	103		(820)
Indefinite lived intangible assets	0		0		0
Appropriation of reserves	156		0		48
Right of use asset	¥ 9,127					$ 1,286	$ 64,869
Short Term Lease Term	12 months	12 months
Weighted average remaining lease terms of the right of use asset	17 years					17 years
Weighted average incremental borrowing rate	4.39%					4.39%
Operating lease cost	¥ 11,527	$ 1,624	13,986		10,460
Short term lease cost	172	24		$ 305
Other lease cost	0
Cash paid for operating leases	6,877		11,164
Short term deposit current	0
Foreign Exchange Forward [Member]
Derivative, Notional Amount	34,072
Unrealized Gain (Loss) on Derivatives	1,743	$ 245
Dividend Declared [Member]
Dividends	¥ 0		0		0
General Reserve Fund [Member]
Percentage of reserve appropriation net of tax	10.00%	10.00%
Percentage of registered capital	50.00%	50.00%
Statutory Surplus Reserve Fund [Member]
Percentage of reserve appropriation net of tax	10.00%	10.00%
Percentage of registered capital	50.00%	50.00%
Accounts Receivable [Member]
Cost and estimated earnings in excess of billings	¥ 0		0
Cost of Sales [Member]
Inventory write down	460	$ 65	956		2,640
Other Expense [Member]
Gain (loss) on disposal of property plant equipment	(138)	19			(820)
Nonoperating Income (Expense) [Member]
Gain (loss) on disposal of property plant equipment	103
General and administrative expenses [Member]
Allowance for credit loss on accounts receivable contract with customer assets loan receivables and other receivables incurred during the period	13,691
Shipping and Handling [Member]
Shipping and handling costs	¥ 1,427	$ 201	¥ 848		¥ 1,067
Development and Purchase Cooperative Arrangement [Member] | Biotech Company Limited [Member]
Agreed-upon milestones, initial investment						$ 14,000		¥ 48,733	$ 7,000
Agreed-upon milestones, payments totaling | $						$ 36,000
Development and Purchase Cooperative Arrangement [Member] | Biotech Company Limited [Member] | AAV [Member]
Number of units of product proposed to be sold | Units					1,000
Series C Redeemable Convertible Preferred stock [Member]
Preferred shares, issued | shares	1,189,397	1,189,397